PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,663,566	$ 2,896,319
Less - Accumulated depreciation and amortization	(1,761,469)	(1,384,826)
Total property and equipment, net	902,097	1,511,493
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,398,685	2,559,986
Computer/Office Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	115,885	187,337
Furniture, Fixtures And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	73,734	73,734
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 75,262	$ 75,262